Debt Financing (Details 4) (USD $)	8 Months Ended	4 Months Ended	9 Months Ended			5 Months Ended														5 Months Ended
	Sep. 30, 2014	May 13, 2014 Predecessor	Sep. 30, 2013 Predecessor	May 13, 2014 ILFC	May 31, 2014 AerCap ILFC	Sep. 30, 2014 Acquisition Notes AerCap Maximum	Sep. 30, 2014 2017 Notes	Sep. 30, 2014 2017 Notes Minimum	Sep. 30, 2014 2019 Notes	Sep. 30, 2014 2019 Notes Minimum	Sep. 30, 2014 2021 Notes	Sep. 30, 2014 2021 Notes Minimum	May 31, 2014 AerCap Ireland Capital Limited and AerCap Global Aviation Trust 2017 Notes	May 31, 2014 AerCap Ireland Capital Limited and AerCap Global Aviation Trust 2019 Notes	May 31, 2014 AerCap Ireland Capital Limited and AerCap Global Aviation Trust 2021 Notes	Sep. 30, 2014 Unsecured Debt Notes issued under Shelf Registration Statements	Sep. 30, 2014 Unsecured Debt 3.875% notes due 2018	Sep. 30, 2014 Unsecured Debt 4.625% notes due 2021	Sep. 30, 2014 Unsecured Debt Floating rate notes due 2016	Sep. 30, 2014 Unsecured Debt Floating rate notes due 2016 LIBOR	Sep. 30, 2014 Unsecured Debt Notes outstanding under Shelf Registration Statements and bearing a fixed rate of interest	Sep. 30, 2014 Unsecured Debt 8.625% other senior notes due September 15, 2015	Apr. 06, 2010 Unsecured Debt 8.625% other senior notes due September 15, 2015 Predecessor	Mar. 22, 2010 Unsecured Debt 8.625% other senior notes due September 15, 2015 Predecessor	Sep. 30, 2014 Unsecured Debt 8.750% other senior notes due March 15, 2017	Apr. 06, 2010 Unsecured Debt 8.750% other senior notes due March 15, 2017 Predecessor	Mar. 22, 2010 Unsecured Debt 8.750% other senior notes due March 15, 2017 Predecessor	Sep. 30, 2014 Unsecured Debt AerCap Ireland Capital Limited and AerCap Global Aviation Trust Acquisition Notes	May 31, 2014 Unsecured Debt AerCap Ireland Capital Limited and AerCap Global Aviation Trust Acquisition Notes	Sep. 30, 2014 Unsecured Debt AerCap Ireland Capital Limited and AerCap Global Aviation Trust 5% senior notes due October 2021
Debt financings
Face amount of debt													$ 400,000,000	$ 1,100,000,000	$ 1,100,000,000		$ 750,000,000	$ 500,000,000	$ 550,000,000				$ 1,250,000,000	$ 1,250,000,000			$ 1,500,000,000	$ 2,600,000,000	$ 2,600,000,000	$ 800,000,000
Interest rate on debt (as a percent)													2.75%	3.75%	4.50%		3.875%	4.625%					8.625%	8.625%		8.75%	8.75%			5.00%
Proceeds from the offering of the debt	3,241,170,000	1,502,730,000	1,891,080,000
Acquisition of common stock (as a percent)					100.00%
Redemption price of debt instrument (as a percent)								100.00%		100.00%		100.00%
Margin added to discount rate (as a percent)							0.50%		0.50%		0.50%
Variable rate basis																				3-month LIBOR
Margin added to variable rate basis (as a percent)																				1.95%
Ratio of additional secured indebtedness to consolidated net tangible assets (as a percent)						12.50%
Aggregate principal amount outstanding				22,700,000,000												8,500,000,000												2,600,000,000		800,000,000
Interest rate at period end (as a percent)																			2.18%
Interest rate on fixed rate notes, minimum (as a percent)																					3.875%
Interest rate on fixed rate notes, maximum (as a percent)																					8.875%
Amount of sinking fund																$ 0						$ 0			$ 0